Cover	Mar. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	001-40388
Entity Registrant Name	ANEBULO PHARMACEUTICALS, INC
Entity Central Index Key	0001815974
Entity Tax Identification Number	85-1170950
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anebulo Pharmaceuticals, Inc.
Entity Address, Address Line Two	1415 Ranch Road 620 South
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Lakeway
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78734
City Area Code	(512)
Local Phone Number	598-0931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0.001 par value per share
Trading Symbol	ANEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable